Share Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Share Based Compensation
In February 2017, the Company’s board of directors adopted the 2017 Share Option Plan, or the 2017 Plan. The 2017 Plan was set to expire on February 21, 2027. The 2017 Plan provided for the grant of potentially tax-favored Enterprise Management Incentives, or EMI, options to the Company's U.K. employees and for the grant of options to its U.S. employees.
In June 2018, as part of the Company's reorganization and IPO, the Company’s board of directors and shareholders approved the 2018 Equity Incentive Plan, or the 2018 Plan. The initial maximum number of ordinary shares that may be issued under the 2018 Plan was 3,281,622. This number consists of 3,025,548 new ordinary shares and 256,074 ordinary shares that would have otherwise remained available for future grants under the 2017 Plan. The number of ordinary shares reserved for issuance under the 2018 Plan will automatically increase on October 1st of each year, for a period of not more than ten years, commencing on October 1, 2018 and ending on (and including) October 1, 2027, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on September 30th of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable October 1st date. The updated maximum number of ordinary shares that may be issued under the 2018 Plan is 6,686,764 as of December 31, 2019. The total Shares issued under the 2018 Plan may be authorized but unissued shares, shares purchased on the open market, treasury shares or ADSs. No more than 14,000,000 shares may be issued under the 2018 Plan upon the exercise of incentive share options.
Options granted under the 2018 Plan and 2017 Plan, as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule. Restricted stock units awarded in December 2019 vest over a 3-year service period with 50% of the award vesting one-and-half years from commencement date and the remaining 50% of the award vesting at the end of the third year.
Share Option Valuation
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,	Three Months Ended December 31,	Year Ended September 30,
	2019	2018	2018	2017
Expected option life (years)	5.27 to 6.08	6.08	6.08	6.08
Risk-free interest rate	1.39% to 2.66%	2.70% to 3.09%	2.61% to 3.00%	1.91% to 2.05%
Expected volatility	72.30% to 76.22%	69.52% to 71.26%	68.15% to 72.99%	68.61% to 68.93%
Expected dividend yield	—%	—%	—%	—%

Share Options

The table below summarizes activity for the year ended December 31, 2019.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	3,711,274	$19.25	9.47	$51,464
Granted	2,438,145	15.22	—	—
Exercised	(11,724)	3.94	—	$198
Forfeited	(201,456)	19.72	—	—
Outstanding as of December 31, 2019	5,936,239	$17.71	9.02	$11,873
Exercisable as of December 31, 2019	1,466,625	$16.34	8.63	$6,124
Vested and expected to vest as of December 31, 2019	5,936,239	$17.71	9.02	$11,873

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s restricted ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s restricted ordinary shares.

The weighted average grant-date fair value of share options granted was $10.07, $20.04, $8.55 and $4.04 per share for the year ended December 31, 2019, for the three months ended December 31, 2018, and for the years ended September 30, 2018 and 2017, respectively.

As of December 31, 2019, the total unrecognized compensation expense related to unvested options was $34.0 million, which the Company expects to recognize over a weighted average vesting period of 3.4 years.
Restricted Ordinary Shares
The assumptions (Note 2) used in the OPM to determine the fair value of the ordinary shares for the following dates are as follows:

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71%	71%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

A summary of the changes in the Company’s restricted ordinary shares during the years ended December 31, 2019 and 2018 are as follows and reflect the conversion of ordinary shares in the current and previous years.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	708,834	$4.10
Granted	0	0.00
Vested	(389,755)	4.31
Forfeited	(4,335)	4.43
Unvested and outstanding at December 31, 2019	314,744	9.05

As of December 31, 2019, there was unrecognized compensation of $0.3 million, which will be recognized over 1.5 years.

Restricted Stock Units

A restricted stock unit (“RSU”) represents the right to receive one of the Company’s ADSs upon vesting of the RSU. The fair value of each RSU is based on the closing price of the Company’s ADSs on the date of grant. The Company grants RSUs with service conditions that vest over 3-year service period with 50% of the award vesting one-and-half years from commencement date and the remaining 50% of the award vesting at the end of the third year.

During the year ended December 31, 2019, the Company granted 500,000 RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the years ended December 31, 2019 and 2018, respectively:

	Number of restricted units	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	—	$—
Granted	500,000	12.09
Vested	—	—
Forfeited	—	—
Unvested and outstanding at December 31, 2019	500,000	12.09

As of December 31, 2019, there was $5.9 million of unrecognized compensation costs related to unvested RSUs, which are expected to be recognized over a weighted average period of 3 years.

Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Year Ended December 31,	Three Months December 31,	Years Ended September 30,
	2019	2018	2018	2017
Research and development	$17,761	$1,906	$3,116	$1,145
General and administrative	12,451	1,487	3,649	2,008
Capitalized to fixed assets	174	—	—	—
Total share-based compensation	$30,386	$3,393	$6,765	$3,153